Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt
4.	Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
Revolving Credit Facilities due through 2018	558,032	555,472
Term Loans due through 2021	172,182	180,229

	730,214	735,701
Less current portion	(25,246)	(25,246)

Total	704,968	710,455

As at June 30, 2013, the Company had three revolving credit facilities (or the Revolvers), which provided for aggregate borrowings of up to $775.8 million, of which $217.8 million was undrawn. Interest payments are based on LIBOR plus margins, which at June 30, 2013, ranged between 0.45% and 0.60% (December 31, 2012: 0.45% and 0.60%). The total amount available under the Revolvers reduces by $47.0 million (remainder of 2013), $94.0 million (2014), $120.9 million (2015), $89.1 million (2016), $395.9 million (2017) and $28.9 million thereafter. As at June 30, 2013, the Revolvers are collateralized by 21 of the Company’s vessels, together with other related security. One of the Revolvers requires that the Company’s applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding drawn balance for the facility period. As at June 30, 2013, this ratio was 114%. The vessel value used in this ratio is an appraised value prepared by the Company based on second-hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratio. In addition, one of the Revolvers requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total debt. The remaining two Revolvers are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at June 30, 2013, the Company and Teekay were in compliance with all their covenants in respect of the Revolvers.

As at June 30, 2013, the Company had three term loans outstanding, which totaled $172.2 million (December 31, 2012—$180.2 million). Interest payments on the term loans are based on a combination of fixed and variable rates where fixed rates range from 4.06% to 4.90% and variable rates are based on LIBOR plus a margin. At June 30, 2013, the margins ranged from 0.30% to 1.0% (December 31, 2012: 0.30% to 1.0%). The term loan repayments are made in quarterly or semi-annual payments and two of the term loans have balloon or bullet repayments due at maturity in 2019 and 2021. The term loans are collateralized by first-priority mortgages on six of the Company’s vessels, together with certain other related security. Two of the term loans require that the Company’s subsidiaries maintain a minimum hull coverage ratio of 120% of the total outstanding balance for the facility period. As at June 30, 2013, the loan to value ratios were 127% and 311%, respectively. The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratio. The term loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at June 30, 2013, the Company and Teekay were in compliance with all their covenants in respect of these term loans.

The weighted-average effective interest rate on the Company’s long-term debt as at June 30, 2013, was 1.2% (December 31, 2012 – 1.2%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see Note 5).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to June 30, 2013 are $12.6 million (remaining 2013), $25.2 million (2014), $58.5 million (2015), $108.1 million (2016), $415.3 million (2017) and $110.5 million (thereafter).